Segments - Segment Reporting Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Revenue	$ 265.2	$ 327.6	$ 164.9
Related Party Revenue	42.3	6.5
Intersegment revenue	0.0	0.0
Gain on disposals	19.0	6.4	18.8
Rig operating and maintenance expenses	(270.4)	(307.9)
Intersegment expenses	0.0	0.0
Depreciation of non-current assets	(117.9)	(101.4)
Impairment of non-current assets	(77.1)	(11.4)
Amortization of acquired contract backlog		(20.2)
General and administrative expenses	(49.1)	(50.4)	(38.7)
Operating (loss)/income	(188.0)	(150.8)	(131.4)
Income from equity method investments	9.5	(9.0)	0.0
Income taxes	(16.2)	(11.2)	$ (2.5)
Total	(194.6)	(171.0)
Total assets	3,171.1	3,280.0
Operating Segments | Dayrate
Segment Reporting Information [Line Items]
Revenue	265.2	327.6
Related Party Revenue	42.3	6.5
Gain on disposals	0.0	0.0
Rig operating and maintenance expenses	(437.4)	(355.3)
Depreciation of non-current assets	(116.0)	(100.1)
Impairment of non-current assets	(77.1)	(11.4)
Amortization of acquired contract backlog		(20.2)
General and administrative expenses	0.0	0.0
Operating (loss)/income	(143.4)	(103.1)
Income from equity method investments	0.0	0.0
Income taxes	(18.0)	(11.9)
Total	(161.4)	(115.0)
Total assets	3,368.3	3,358.0
Operating Segments | IWS
Segment Reporting Information [Line Items]
Revenue	386.2	68.1
Related Party Revenue	0.0	0.0
Gain on disposals	0.0	0.0
Rig operating and maintenance expenses	(167.9)	(35.9)
Depreciation of non-current assets	0.0	0.0
Impairment of non-current assets	0.0	0.0
Amortization of acquired contract backlog		0.0
General and administrative expenses	0.0	0.0
Operating (loss)/income	38.7	(17.6)
Income from equity method investments	0.0	0.0
Income taxes	(23.6)	0.0
Total	15.1	(17.6)
Total assets	336.5	81.3
Intersegment Eliminations
Segment Reporting Information [Line Items]
Intersegment revenue	(179.6)	(49.8)
Intersegment expenses	179.6	49.8
Intersegment Eliminations | Dayrate
Segment Reporting Information [Line Items]
Intersegment revenue	179.6	49.8
Intersegment expenses	0.0	0.0
Intersegment Eliminations | IWS
Segment Reporting Information [Line Items]
Intersegment revenue	0.0	0.0
Intersegment expenses	(179.6)	(49.8)
Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenue	(386.2)	(68.1)
Related Party Revenue	0.0	0.0
Gain on disposals	19.0	6.4
Rig operating and maintenance expenses	334.9	83.3
Depreciation of non-current assets	(1.9)	(1.3)
Impairment of non-current assets	0.0	0.0
Amortization of acquired contract backlog		0.0
General and administrative expenses	(49.1)	(50.4)
Operating (loss)/income	(83.3)	(30.1)
Income from equity method investments	9.5	(9.0)
Income taxes	25.4	0.7
Total	(48.4)	(38.4)
Total assets	$ (533.7)	$ (159.3)